Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) [Line Items]
Convertible notes payable	$ 0	$ 1,015
Less: debt issuance costs	0	(309)
Convertible notes payable, net	0	706
August 2024 Note [Member]
Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) [Line Items]
Convertible notes payable	0	515
December 2024 Note [Member]
Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) [Line Items]
Convertible notes payable	$ 0	$ 500